Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Credit Derivatives:
Credit derivative, purchased credit protection	¥ 26	¥ 24
Credit derivative, purchased credit protection, notional value	2,094	1,816
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Derivative, net liability position, aggregate fair value	700	600
Collateral already posted, aggregate fair value	216	161
Additional collateral, aggregate fair value	49	43
Assets needed for immediate settlement, aggregate fair value	¥ 124	¥ 142